PROPERTY, PLANT AND EQUIPMENT - Changes in Carrying Amount of Right-of-use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets, beginning of period	€ 54,148	€ 53,758
Additions	42,053	18,849
Disposals	(7,605)	(1,594)
Depreciation	(19,589)	(16,833)	€ (15,348)
Translation differences and other movements	(752)	(32)
Right-of-use assets, end of period	68,255	54,148	53,758
Industrial buildings
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets, beginning of period	18,972	21,613
Additions	16,746	4,854
Disposals	(4,597)	(1,495)
Depreciation	(7,933)	(5,933)
Translation differences and other movements	(217)	(67)
Right-of-use assets, end of period	22,971	18,972	21,613
Plant, machinery and equipment
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets, beginning of period	2,756	3,484
Additions	2,069	510
Disposals	0	(6)
Depreciation	(1,402)	(1,223)
Translation differences and other movements	(27)	(9)
Right-of-use assets, end of period	3,396	2,756	3,484
Other assets
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets, beginning of period	32,420	28,661
Additions	23,238	13,485
Disposals	(3,008)	(93)
Depreciation	(10,254)	(9,677)
Translation differences and other movements	(508)	44
Right-of-use assets, end of period	€ 41,888	€ 32,420	€ 28,661